Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net Acquisition Cost (Details) - Acquisition cost [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	$ 3,258,234	$ 3,190,297	$ 1,231,794
Acquisition cost, Additions	173,923	125,555	124,608
Acquisition cost, Disposals	(968,434)	(38,825)	(121,385)
Acquisition cost, Transfers	(206,581)
Acquisition cost, Foreign currency translation	24,512	(18,793)	(2,501)
Acquisition cost, Ending balance	2,281,654	3,258,234	3,190,297
Acquisition cost, Subsidiaries’ Acquisitions			1,957,781
Land [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	1,302,493	1,302,493	49,256
Acquisition cost, Additions
Acquisition cost, Disposals	(808,247)
Acquisition cost, Transfers	(206,581)
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	287,665	1,302,493	1,302,493
Acquisition cost, Subsidiaries’ Acquisitions			1,253,237
Molds and machinery [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	611,337	558,027	270,148
Acquisition cost, Additions	207	1,002	1,081
Acquisition cost, Disposals	(4,426)	(9,058)	(18,319)
Acquisition cost, Transfers	36,366	61,366	67,299
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	643,484	611,337	558,027
Acquisition cost, Subsidiaries’ Acquisitions			237,818
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	32,193	21,773	17,714
Acquisition cost, Additions	2,284	2,099	6,183
Acquisition cost, Disposals	(2,996)	(3,168)	(2,124)
Acquisition cost, Transfers		11,489
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	31,481	32,193	21,773
Acquisition cost, Subsidiaries’ Acquisitions
Computers and equipment [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	126,324	122,502	80,979
Acquisition cost, Additions	21,808	16,583	9,605
Acquisition cost, Disposals	(10,199)	(11,879)	(99,640)
Acquisition cost, Transfers	31,583	17,593	32,544
Acquisition cost, Foreign currency translation	24,460	(18,475)	(2,498)
Acquisition cost, Ending balance	193,976	126,324	122,502
Acquisition cost, Subsidiaries’ Acquisitions			101,512
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	38,562	43,238	38,115
Acquisition cost, Additions			479
Acquisition cost, Disposals	(15,856)	(4,820)
Acquisition cost, Transfers	130,954	144	3,214
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	153,660	38,562	43,238
Acquisition cost, Subsidiaries’ Acquisitions			1,430
Buildings [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	1,062,347	1,032,032	678,298
Acquisition cost, Additions	1,021
Acquisition cost, Disposals	(118,116)
Acquisition cost, Transfers		30,315	31,740
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	945,252	1,062,347	1,032,032
Acquisition cost, Subsidiaries’ Acquisitions			321,994
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	84,978	110,232	97,284
Acquisition cost, Additions	148,603	105,871	107,260
Acquisition cost, Disposals	(8,594)	(9,900)	(1,302)
Acquisition cost, Transfers	(198,903)	(120,907)	(134,797)
Acquisition cost, Foreign currency translation	52	(318)	(3)
Acquisition cost, Ending balance	$ 26,136	$ 84,978	110,232
Acquisition cost, Subsidiaries’ Acquisitions			$ 41,790